Accounts Receivables (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Schedule of the Activity in the Allowance for Doubtful Accounts [Abstract]
Balance at beginning of year	$ 145,664	$ 18,458
Provision	25,528	143,003
Charge-offs
Recoveries
Effect of translation adjustment	8,240	(15,797)
Balance at end	$ 179,432	$ 145,664